Accrued liabilities	6 Months Ended
Jun. 30, 2024
Disclosure of Accrued liabilities [Abstract]
Accrued liabilities

15. Accrued liabilities

	June 30, 2024	December 31, 2023
	€	€
Consulting, professional and audit liability	1,933,366	351,064
Clinical accrued liabilities	8,154,946	1,832,590
Manufacturing accrued liabilities	1,108,601	2,079,900
Nonclinical accrued liabilities	618,128	493,907
Personnel related accruals	3,594,600	5,892,087
Other accrued liabilities	447,971	417,962
	15,857,612	11,067,510